CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Operating Activities:
Net loss	$ (126.9)	$ (106.9)	$ (8.9)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	17.8	15.6	17.9
Amortization of films and television programs and program rights	1,642.1	1,347.8	1,649.3
Non-cash charge from the modification of an equity award (see Note 11)	0.0	49.2	0.0
Content and other impairments	26.1	12.8	5.9
Amortization of debt financing costs and other non-cash interest	23.7	25.1	21.8
Non-cash share-based compensation	57.9	62.5	73.4
Other non-cash items	38.7	46.0	59.9
(Gain) loss on extinguishment of debt	1.8	1.3	1.3
Equity interests income	(4.3)	(8.7)	(0.5)
Gain on investments, net	0.0	(3.5)	(44.0)
Deferred income taxes	(2.4)	(4.4)	1.6
Changes in operating assets and liabilities:
Proceeds from the termination of interest rate swaps	0.0	0.0	188.7
Accounts receivable, net	185.3	84.9	(136.7)
Investment in films and television programs and program rights, net	(1,667.3)	(1,120.5)	(1,568.4)
Other assets	(78.0)	16.5	(44.9)
Accounts payable and accrued liabilities	(102.5)	(48.8)	57.4
Participations and residuals	(34.5)	26.8	138.3
Content related payables	(13.5)	(24.5)	(10.7)
Deferred revenue	111.0	3.2	(24.5)
Due from Starz Business	(181.8)	114.5	(30.8)
Net Cash Flows Provided By (Used In) Operating Activities	(106.8)	488.9	346.1
Investing Activities:
Net proceeds from purchase price adjustments for eOne acquisition (see Note 3)	12.0	0.0	0.0
Purchase of eOne, net of cash acquired (see Note 3)	0.0	(331.1)	0.0
Proceeds from the sale of other investments	1.6	5.2	46.3
Investment in equity method investees and other	(2.0)	(13.3)	(17.5)
Distributions from equity method investees and other	0.0	0.8	1.9
Acquisition of assets (film library and related assets)	(35.0)	0.0	0.0
Increase in loans receivable	0.0	(3.7)	0.0
Repayment of loans receivable	1.5	0.0	0.0
Purchases of accounts receivables held for collateral	0.0	(85.5)	(183.7)
Receipts of accounts receivables held for collateral	0.0	105.7	190.8
Capital expenditures	(13.5)	(9.9)	(6.5)
Capital expenditures	(13.5)	(9.9)	(6.5)
Net Cash Flows Provided By (Used In) Investing Activities	(35.4)	(331.8)	31.3
Financing Activities:
Debt - borrowings, net of debt issuance costs	4,387.7	3,145.0	1,523.0
Debt - repurchases and repayments	(4,474.5)	(2,611.4)	(1,745.8)
Film related obligations - borrowings	1,985.8	1,820.8	1,584.7
Film related obligations - repayments	(1,959.5)	(1,942.9)	(956.5)
Settlement of financing component of interest rate swaps	0.0	0.0	(134.5)
Purchase of noncontrolling interest	(7.4)	(194.6)	(36.5)
Distributions to noncontrolling interest	(10.3)	(1.7)	(7.6)
Parent net investment	(100.3)	(290.1)	(621.3)
Tax withholding required on equity awards	(18.7)	0.0	0.0
Proceeds from Business Combination, net	281.7	0.0	0.0
Net Cash Flows Provided By (Used In) Financing Activities	84.5	(74.9)	(394.5)
Net Change In Cash, Cash Equivalents and Restricted Cash	(57.7)	82.2	(17.1)
Foreign Exchange Effects on Cash, Cash Equivalents and Restricted Cash	(3.1)	0.8	(1.8)
Cash, Cash Equivalents and Restricted Cash - Beginning Of Period	334.4	251.4	270.3
Cash, Cash Equivalents and Restricted Cash - End Of Period	273.6	334.4	251.4
LIONS GATE ENTERTAINMENT CORP [Member]
Operating Activities:
Net loss	(373.6)	(1,116.3)	(2,018.8)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	188.1	192.2	180.3
Amortization of films and television programs and program rights	1,722.4	1,577.9	1,665.3
Non-cash charge from the modification of an equity award (see Note 11)	0.0	49.2	0.0
Content and other impairments	162.4	377.3	385.2
Amortization of debt financing costs and other non-cash interest	27.4	28.3	25.7
Non-cash share-based compensation	74.4	90.6	102.0
(Gain) loss on extinguishment of debt	7.5	(19.9)	(57.4)
Equity interests income	(4.3)	(8.7)	(0.5)
Gain on investments, net	0.0	(3.5)	(44.0)
Deferred income taxes	5.3	(18.5)	(5.3)
Other amortization	46.2	53.4	69.2
Goodwill and intangible asset impairment	0.0	663.9	1,475.0
Changes in operating assets and liabilities:
Proceeds from the termination of interest rate swaps	0.0	0.0	188.7
Accounts receivable, net	188.6	95.6	(140.6)
Investment in films and television programs and program rights, net	(1,968.6)	(1,409.3)	(1,979.2)
Other assets	(69.1)	(1.7)	(41.9)
Accounts payable and accrued liabilities	(163.8)	(136.3)	(2.9)
Participations and residuals	(37.8)	29.0	145.4
Content related payables	(69.7)	(45.6)	(35.1)
Deferred revenue	98.6	(0.8)	(25.4)
Net Cash Flows Provided By (Used In) Operating Activities	(166.0)	396.8	(114.3)
Investing Activities:
Net proceeds from purchase price adjustments for eOne acquisition (see Note 3)	12.0	0.0	0.0
Purchase of eOne, net of cash acquired (see Note 3)	0.0	(331.1)	0.0
Investment in equity method investees and other	(2.0)	(13.3)	(17.5)
Distributions from equity method investees and other	0.0	0.8	1.9
Acquisition of assets (film library and related assets)	(35.0)	0.0	0.0
Increase in loans receivable	0.0	(3.7)	0.0
Repayment of loans receivable	1.6	0.0	0.0
Proceeds from the sale of other investments	1.5	5.2	46.3
Capital expenditures	(31.1)	(34.7)	(49.0)
Net Cash Flows Provided By (Used In) Investing Activities	(53.0)	(376.8)	(18.3)
Financing Activities:
Debt - borrowings, net of debt issuance costs	4,235.0	3,145.0	1,523.0
Debt - repurchases and repayments	(4,443.3)	(2,672.8)	(1,880.8)
Film related obligations - borrowings	2,296.2	2,010.6	1,688.6
Film related obligations - repayments	(2,179.3)	(2,215.4)	(1,073.0)
Sale of noncontrolling interest in Lionsgate Studios Corp. (see Note 2)	281.7	0.0	0.0
Settlement of financing component of interest rate swaps	0.0	0.0	(134.5)
Purchase of noncontrolling interest	(7.4)	(194.6)	(36.5)
Distributions to noncontrolling interest	(10.3)	(1.7)	(7.6)
Exercise of stock options	0.7	0.5	3.8
Tax withholding required on equity awards	(29.1)	(32.0)	(19.2)
Net Cash Flows Provided By (Used In) Financing Activities	144.2	39.6	63.8
Net Change In Cash, Cash Equivalents and Restricted Cash	(74.8)	59.6	(68.8)
Foreign Exchange Effects on Cash, Cash Equivalents and Restricted Cash	(5.0)	(1.2)	(2.8)
Cash, Cash Equivalents and Restricted Cash - Beginning Of Period	371.4	313.0	384.6
Cash, Cash Equivalents and Restricted Cash - End Of Period	$ 291.6	$ 371.4	$ 313.0